Statement of Changes in Net Assets Available for Benefits - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment Income:
Interest and dividends	$ 124,507
Net appreciation in fair value of investments	1,996,267
Total investment income	2,120,774
Interest income on notes receivable from participants	31,200
Contributions:
Participant contributions	1,435,464
Employer contributions	686,211
Other (including rollovers)	51,149
Total contributions	2,172,824
Total additions	4,324,798
Deductions from Net Assets Attributed to
Benefits paid to participants	1,742,952
Deemed distributions of participant loans	176,046
Administrative expenses	8,776
Total deductions	1,927,774
Net increase in net assets available for benefits	2,397,024
Beginning of year	19,451,024
End of year	$ 21,848,048